SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Location

The following tables present total revenues for the years ended December 31, 2018, 2019 and 2020 and long-lived assets as of December 31, 2019 and 2020:

Revenues:

	Year ended December 31,
	2018	2019	2020

United States	$187,704	$233,945	$246,811
Israel	6,909	7,827	7,312
United Kingdom	26,652	36,146	33,101
Europe, the Middle East and Africa *)	78,525	85,757	101,453
Other	43,409	70,220	75,754

	$343,199	$433,895	$464,431

Schedule of Long-Lived Assets by Geographic Location

Long-lived assets, including property and equipment, net and operating lease right-of-use assets:

	December 31,
	2019	2020

United States	$8,448	$9,363
Israel	26,736	26,438
United Kingdom	2,385	1,756
Europe, the Middle East and Africa *)	412	274
Other	974	1,069

	$38,955	$38,900

*)Excluding United Kingdom and Israel